PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Aggregate investment grants received	$ 285,615	$ 285,615
Original cost - machinery and equipment	213,683	86,087
Depreciation expense	$ 13,421	$ 9,941